NOTE 3. CAPITAL STOCK	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Equity [Abstract]
NOTE 3. CAPITAL STOCK

NOTE 3 CAPITAL STOCK

The Company is currently authorized to issue 1,000,000,000 common shares at $.001 par value per share.

The Company is currently authorized to issue 100,000,000 Class A preferred shares at $.001 par value per share with 10:1 conversion and voting rights.

The Company is currently authorized to issue 50,000,000 Class B preferred shares at $.001 par value per share with 1:1 conversion and voting rights.

During the three months ended September 30, 2011, the Company repurchased and retired 226,670 shares of common stock from former shareholders for a total of $8,001.

No stock has been issued for the three months ended September 30, 2012.

The Company is currently authorized to issue 1,000,000,000 common shares at $.001 par value per share.

The Company is currently authorized to issue 100,000,000 Class A preferred shares at $.001 par value per share with 10:1 conversion and voting rights.

The Company is currently authorized to issue 50,000,000 Class B preferred shares at $.001 par value per share with 1:1 conversion and voting rights.

During the year ended June 30, 2011, the Company issued 8,985,465 common shares in exchange for $626,322 in cash collections pursuant to a private placement to accredited investors made under Regulation 504.

During the year ended June 30, 2011, the Company issued as compensation for services a total of 66,400,817 common shares, out of which 65,000,000 common shares were issued to its founders. The fair value of this issuance was $9,961,251, or approximately $.15 per share, determined by an arm’s length private placement with non-affiliate investors since there was no trading market for our common stock.

During the year ended June 30, 2012, the Company repurchased and retired 226,670 shares of common stock from former shareholders for a total of $8,001.

During the year ended June 30, 2012, the Company issued as compensation for services provided a total of 2,300,000 common shares with a market value of $345,000 to several parties. The market value of the shares approximated the fair market value of services received.